Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 252	$ 195
Trade accounts receivable		818	660
Income and other tax receivables		1,099	1,341
Other accounts receivable		103	154
Inventories:
Mill and leach stockpiles		1,456	1,539
Materials and supplies, net	[1]	1,445	1,594
Product		1,074	1,071
Other current assets		223	164
Current assets held for sale		763	744
Total current assets		7,233	7,462
Property, plant, equipment and mining development costs, net		24,132	24,246
Oil and gas properties, net - full cost method
Subject to amortization, less accumulated amortization and impairment		1,700	2,262
Not subject to amortization		1,743	4,831
Long-term mill and leach stockpiles		1,703	1,663
Other assets		2,039	1,989
Long-term assets held for sale		4,114	4,124
Total assets		42,664	46,577
Current liabilities:
Accounts payable and accrued liabilities		2,888	3,255
Current portion of debt		1,139	649
Current portion of environmental and asset retirement obligations		269	272
Accrued income taxes		30	23
Current liabilities held for sale		100	108
Total current liabilities		4,426	4,307
Long-term debt, less current portion		19,638	19,779
Deferred income taxes		3,765	3,607
Environmental and asset retirement obligations, less current portion		3,740	3,717
Other liabilities		1,642	1,641
Long-term liabilities held for sale		716	718
Total liabilities		33,927	33,769
Redeemable noncontrolling interest		767	764
Stockholders’ equity:
Common stock		138	137
Capital in excess of par value		24,333	24,283
Accumulated deficit		(16,570)	(12,387)
Accumulated other comprehensive loss		(503)	(503)
Common stock held in treasury		(3,706)	(3,702)
Total stockholders’ equity		3,692	7,828
Noncontrolling interests		4,278	4,216
Total equity		7,970	12,044
Total liabilities and equity		$ 42,664	$ 46,577

[1]	Materials and supplies inventory was net of obsolescence reserves totaling $27 million at March 31, 2016, and $26 million at December 31, 2015.